INVESTMENTS	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS
Investment Securities

The following is a summary of held-to-maturity and available-for-sale investment securities as of December 31, 2016:

	Held-to-maturity				Available-for-sale
(Dollars in thousands)	Amortized cost	Unrecognized gain	Unrecognized loss	Fair value	Amortized cost	Unrealized gain	Unrealized loss	Fair value
U.S. Treasuries	$0	$0	$0	$0	$98	$0	$(1)	$97
Securities of U.S. government agencies and corporations	13,011	0	(110)	12,901	7,056	0	(40)	7,016
Mortgage-backed securities	679,658	6,119	(4,459)	681,318	571,900	1,997	(5,887)	568,010
Obligations of state and other political subdivisions	70,585	117	(1,346)	69,356	96,934	1,461	(1,514)	96,881
Asset-backed securities	0	0	0	0	322,708	517	(2,013)	321,212
Other securities	0	0	0	0	46,641	741	(728)	46,654
Total	$763,254	$6,236	$(5,915)	$763,575	$1,045,337	$4,716	$(10,183)	$1,039,870

The following is a summary of held-to-maturity and available-for-sale investment securities as of December 31, 2015:

	Held-to-maturity				Available-for-sale
(Dollars in thousands)	Amortized cost	Unrecognized gain	Unrecognized loss	Fair value	Amortized cost	Unrealized gain	Unrealized loss	Fair value
U.S. Treasuries	$0	$0	$0	$0	$98	$0	$(1)	$97
Securities of U.S. government agencies and corporations	15,486	121	0	15,607	8,183	157	0	8,340
Mortgage-backed securities	678,318	7,452	(1,999)	683,771	775,285	2,708	(12,926)	765,067
Obligations of state and other political subdivisions	27,646	338	(99)	27,885	73,815	2,491	(671)	75,635
Asset-backed securities	0	0	0	0	236,411	35	(3,445)	233,001
Other securities	4,809	0	(121)	4,688	109,273	687	(1,458)	108,502
Total	$726,259	$7,911	$(2,219)	$731,951	$1,203,065	$6,078	$(18,501)	$1,190,642

During the year ended December 31, 2016, proceeds on the sale of $207.0 million of available-for-sale securities resulted in gains of $1.2 million and losses of $1.0 million. For the twelve months ended December 31, 2016, the Company sold a single security classified as held-to-maturity to comply with regulatory ownership guidelines. The $4.9 million of proceeds from that sale resulted in a $44 thousand gain.

During the year ended December 31, 2015, proceeds on the sale of $70.2 million of available-for-sale securities resulted in gains of $1.5 million and losses of $1 thousand. No held-to-maturity securities were sold in 2015. During the year ended December 31, 2014, proceeds on the sale of $166.4 million of available-for-sale securities resulted in gains of $0.9 million and losses of $0.9 million. No held-to-maturity securities were sold in 2014.

The carrying value of investment securities pledged as collateral to secure public deposits, repurchase agreements and for other purposes as required by law totaled $1.0 billion at December 31, 2016 and 2015.

The following table provides a summary of investment securities by contractual maturity as of December 31, 2016, except for mortgage-backed securities and asset-backed securities, which are shown as single totals, due to the unpredictability of the timing in principal repayments:

	Held-to-maturity		Available-for-sale
(Dollars in thousands)	Amortized cost	Fair value	Amortized cost	Fair value
Due in one year or less	$207	$207	$1,396	$1,401
Due after one year through five years	3,941	3,945	13,874	13,824
Due after five years through ten years	3,379	3,377	17,424	17,653
Due after ten years	76,069	74,728	118,035	117,770
Mortgage-backed securities	679,658	681,318	571,900	568,010
Asset-backed securities	0	0	322,708	321,212
Total	$763,254	$763,575	$1,045,337	$1,039,870

The following tables provide the fair value and gross unrealized losses on investment securities in an unrealized loss position, aggregated by investment category and the length of time the individual securities have been in a continuous unrealized loss position:

	December 31, 2016
	Less than 12 months		12 months or more		Total
(Dollars in thousands)	Fair value	Unrealized loss	Fair value	Unrealized loss	Fair value	Unrealized loss
U.S. Treasuries	$97	$(1)	$0	$0	$97	$(1)
Securities of U.S. government agencies and corporations	19,917	(150)	0	0	19,917	(150)
Mortgage-backed securities	505,081	(7,703)	117,211	(2,643)	622,292	(10,346)
Obligations of state and other political subdivisions	94,632	(2,710)	12,023	(150)	106,655	(2,860)
Asset-backed securities	116,057	(764)	92,629	(1,249)	208,686	(2,013)
Other securities	7,746	(237)	21,357	(491)	29,103	(728)
Total	$743,530	$(11,565)	$243,220	$(4,533)	$986,750	$(16,098)

	December 31, 2015
	Less than 12 months		12 months or more		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Dollars in thousands)	value	loss	value	loss	value	loss
U.S. Treasuries	$97	$(1)	$0	$0	$97	$(1)
Mortgage-backed securities	500,768	(5,362)	246,523	(9,563)	747,291	(14,925)
Obligations of state and other political subdivisions	972	(6)	29,287	(764)	30,259	(770)
Asset-backed securities	189,066	(3,042)	17,144	(403)	206,210	(3,445)
Other securities	35,656	(651)	24,716	(928)	60,372	(1,579)
Total	$726,559	$(9,062)	$317,670	$(11,658)	$1,044,229	$(20,720)

Gains and losses on debt securities are generally due to fluctuations in current market yields relative to the yields of the debt securities at their amortized cost.  All securities with unrealized losses are reviewed quarterly to determine if any impairment is considered other than temporary, requiring a write-down to fair value. First Financial considers the percentage loss on a security, duration of the loss, average life or duration of the security, credit rating of the security and payment performance as well as the Company’s intent and ability to hold the security to maturity when determining whether any impairment is other than temporary. At this time First Financial does not intend to sell, and it is not more likely than not that the Company will be required to sell debt securities temporarily impaired prior to maturity or recovery of the recorded value. First Financial had no other than temporary impairment related to its investment securities portfolio as of December 31, 2016 or 2015. As of December 31, 2016, the Company' investment securities portfolio consisted of 706 securities, of which 255 securities were in an unrealized loss position.

For further detail on the fair value of investment securities, see Note 20 – Fair Value Disclosures.